SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details) (Parenthetical)		Sep. 30, 2025 USD ($)	Jun. 23, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Dec. 20, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Current receivables from rental of properties	[1]	$ 59,247		$ 45,463
Other receivables		283		486
Loan amount				759,004	€ 650,000
Accrued interest				$ 5,137		$ 751,781
Accrued interest rate				5.00%	5.00%
Funding Agreement [member]
IfrsStatementLineItems [Line Items]
Other receivables		$ 8,000,000
Fund amount			$ 11,000,000
Post-acquisition funding			$ 200,000,000
Percentage accrue interest			10.00%
Nomas MOU [member]
IfrsStatementLineItems [Line Items]
Other receivables				$ 400,000
A1 Noor MOU [member]
IfrsStatementLineItems [Line Items]
Other receivables				250,000
Additional payment				$ 150,000

[1]	Current deposits represent amounts paid to an employment agency in Germany and deposit for investor relations services.